Share capital and Other contributed capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of share capital
The Company’s Share capital and Other contributed capital at December 31, 2023 consisted of the following:

	Number of shares	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Common Shares	124,342,715	32,221	620,219
Total	124,342,715	32,221	620,219
The Company’s Share capital and Other contributed capital at December 31, 2022 consisted of the following:

	Number of shares	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Common Shares	119,098,118	30,988	514,133
Total	119,098,118	30,988	514,133

Summary of reconciliation of the movements in equity
The following chart shows a reconciliation of the movements in equity from December 31, 2021 through December 31, 2022 and from December 31, 2022 through December 31, 2023:

	Shares Outstanding (number)	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Balance as of December 31, 2021	119,007,062	$30,965	$506,008
New Share Issuance	—	24	—
Share based remuneration program	91,056	—	8,125
Balance as of December 31, 2022	119,098,118	$30,989	$514,133
New Share Issuance	5,010,253	1,233	94,993
Share based remuneration program	234,344		11,094
Balance as of December 31, 2023	124,342,715	$32,221	$620,220